Taxation on Ordinary Activities - Summary of Tax on Items Recognised Directly in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Current tax	£ (5)	£ (7)	£ (8)
Deferred tax	23	138	(7)
(Charged)/credited to other comprehensive income	£ 18	£ 131	£ (15)